AFS and HTM Debt Securities, Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 137,201
Available-for sale, at amortized cost, net of allowance for credit losses, including portfolio level basis adjustments	137,155
Available-for-sale, at amortized cost, net of allowance for credit losses		$ 121,725
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	196
Available-for-sale, gross unrealized gains	196	107
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(6,949)
Available-for-sale, gross unrealized losses	(6,949)	(8,238)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(6,753)
Available-for-sale, net unrealized gains (losses)	(6,707)	(8,131)
Available-for-sale, at fair value excluding portfolio level basis adjustments	130,448
Available-for-sale, at fair value	130,448	113,594
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	262,708	297,059
Held-to-maturity, gross unrealized gains	232	39
Held-to-maturity, gross unrealized losses	(35,624)	(41,577)
Held-to-maturity, net unrealized gains (losses)	(35,392)	(41,538)
Held-to-maturity, at fair value	227,316	255,521
Total AFS and HTM Debt securities:
Amortized cost including portfolio level basis adjustment, net	399,863
Amortized cost, net		418,784
Debt securities, gross unrealized gains	428	146
Debt securities, gross unrealized losses	(42,573)	(49,815)
Debt securities, net unrealized gains (losses)	(42,099)	(49,669)
Fair value	357,764	369,115
AFS and HTM Debt Securities Textual [Abstract]
Allowance for credit loss, available-for-sale debt securities	1	6
Allowance for credit loss, held-to-maturity debt securities	93	85
Fair value hedging [Member]
Available-for-sale debt securities:
Portfolio layer basis adjustment	(46)
Reversal of portfolio level basis adjustments	46
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	47,351
Available-for-sale, at amortized cost, net of allowance for credit losses		47,536
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	2
Available-for-sale, gross unrealized gains		9
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(1,886)
Available-for-sale, gross unrealized losses		(2,260)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(1,884)
Available-for-sale, net unrealized gains (losses)		(2,251)
Available-for-sale, at fair value excluding portfolio level basis adjustments	45,467
Available-for-sale, at fair value	45,467	45,285
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	3,790	16,202
Held-to-maturity, gross unrealized gains	0	0
Held-to-maturity, gross unrealized losses	(1,503)	(1,917)
Held-to-maturity, net unrealized gains (losses)	(1,503)	(1,917)
Held-to-maturity, at fair value	2,287	14,285
Non-U.S. government securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	164
Available-for-sale, at amortized cost, net of allowance for credit losses		162
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	0
Available-for-sale, gross unrealized gains		0
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	0
Available-for-sale, gross unrealized losses		0
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	0
Available-for-sale, net unrealized gains (losses)		0
Available-for-sale, at fair value excluding portfolio level basis adjustments	164
Available-for-sale, at fair value	164	162
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	20,654
Available-for-sale, at amortized cost, net of allowance for credit losses		10,958
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	36
Available-for-sale, gross unrealized gains		20
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(624)
Available-for-sale, gross unrealized losses		(533)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(588)
Available-for-sale, net unrealized gains (losses)		(513)
Available-for-sale, at fair value excluding portfolio level basis adjustments	20,066
Available-for-sale, at fair value	20,066	10,445
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	18,624	30,985
Held-to-maturity, gross unrealized gains	3	8
Held-to-maturity, gross unrealized losses	(2,939)	(4,385)
Held-to-maturity, net unrealized gains (losses)	(2,936)	(4,377)
Held-to-maturity, at fair value	15,688	26,608
Securities of U.S. states and political subdivisions [Member] | Nontaxable preferred debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	5,500
Available-for-sale, at amortized cost, net of allowance for credit losses		5,100
Available-for-sale, at fair value excluding portfolio level basis adjustments	5,500
Available-for-sale, at fair value		5,100
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	63,741
Available-for-sale, at amortized cost, net of allowance for credit losses		53,302
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	111
Available-for-sale, gross unrealized gains		2
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(4,274)
Available-for-sale, gross unrealized losses		(5,167)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(4,163)
Available-for-sale, net unrealized gains (losses)		(5,165)
Available-for-sale, at fair value excluding portfolio level basis adjustments	59,578
Available-for-sale, at fair value	59,578	48,137
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	209,170	216,966
Held-to-maturity, gross unrealized gains	136	30
Held-to-maturity, gross unrealized losses	(30,918)	(34,252)
Held-to-maturity, net unrealized gains (losses)	(30,782)	(34,222)
Held-to-maturity, at fair value	178,388	182,744
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	2,892
Available-for-sale, at amortized cost, net of allowance for credit losses		3,423
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	1
Available-for-sale, gross unrealized gains		1
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(144)
Available-for-sale, gross unrealized losses		(140)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(143)
Available-for-sale, net unrealized gains (losses)		(139)
Available-for-sale, at fair value excluding portfolio level basis adjustments	2,749
Available-for-sale, at fair value	2,749	3,284
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,276	1,253
Held-to-maturity, gross unrealized gains	18	0
Held-to-maturity, gross unrealized losses	(120)	(147)
Held-to-maturity, net unrealized gains (losses)	(102)	(147)
Held-to-maturity, at fair value	1,174	1,106
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	1,538
Available-for-sale, at amortized cost, net of allowance for credit losses		4,071
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	0
Available-for-sale, gross unrealized gains		0
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(5)
Available-for-sale, gross unrealized losses		(90)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	(5)
Available-for-sale, net unrealized gains (losses)		(90)
Available-for-sale, at fair value excluding portfolio level basis adjustments	1,533
Available-for-sale, at fair value	1,533	3,981
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	28,122	29,926
Held-to-maturity, gross unrealized gains	75	1
Held-to-maturity, gross unrealized losses	(63)	(727)
Held-to-maturity, net unrealized gains (losses)	12	(726)
Held-to-maturity, at fair value	28,134	29,200
Other debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	861
Available-for-sale, at amortized cost, net of allowance for credit losses		2,273
Available-for-sale, gross unrealized gains, excluding portfolio level basis adjustments	46
Available-for-sale, gross unrealized gains		75
Available-for-sale, gross unrealized losses, excluding portfolio level basis adjustments	(16)
Available-for-sale, gross unrealized losses		(48)
Available-for-sale, net unrealized gains (losses), excluding portfolio level basis adjustments	30
Available-for-sale, net unrealized gains (losses)		27
Available-for-sale, at fair value excluding portfolio level basis adjustments	891
Available-for-sale, at fair value	891	2,300
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,726	1,727
Held-to-maturity, gross unrealized gains	0	0
Held-to-maturity, gross unrealized losses	(81)	(149)
Held-to-maturity, net unrealized gains (losses)	(81)	(149)
Held-to-maturity, at fair value	$ 1,645	$ 1,578